Cover	Nov. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2025
Entity Registrant Name	RESTAURANT BRANDS INTERNATIONAL LIMITED PARTNERSHIP
Entity Central Index Key	0001618755
Amendment Flag	false
Entity Incorporation, State or Country Code	A6
Entity File Number	001-36787
Entity Tax Identification Number	98-1206431
Entity Address, Address Line One	130 King Street West, Suite 300
Entity Address, City or Town	Toronto,
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5X 1E1
City Area Code	905
Local Phone Number	339-6011
Title of 12(g) Security	Class B exchangeable limited partnership units
Trading Symbol	QSP
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false